Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Operations
Revenue	$ 1,150,732	$ 708,896	$ 2,567,379	$ 2,018,422	$ 3,122,630	$ 2,397,418
Cost of goods sold	630,486	358,526	1,581,831	983,168	1,556,654	1,016,226
Gross Profit	520,246	350,370	985,548	1,035,254	1,565,976	1,381,192
Selling, general and administrative expense	475,248	478,297	1,456,266	1,021,448	1,483,979	1,039,768
Income (Loss) From Operations	44,998	(127,927)	(470,718)	13,806	81,997	341,424
Interest expense, net	(27,988)	(10,457)	(78,501)	(24,971)	(76,052)	(12,431)
Income Before Income Taxes	17,010	(138,384)	(549,219)	(11,165)	5,945	328,993
Net Income (Loss)	$ 17,010	$ (138,384)	$ (549,219)	$ (11,165)	$ 5,945	$ 328,993
Net Income (Loss) Per Share;
Basic	$ 0.00	$ (0.00)	$ (0.01)	$ (0.00)	$ 0	$ 0.00
Diluted	$ 0.00	$ (0.00)	$ (0.01)	$ (0.00)	$ 0.00	$ 0.00
Weighted Average Shares Outstanding;
Basic	50,964,244	48,336,326	50,015,773	48,336,326	48,593,312	47,771,668
Diluted	90,921,254	48,336,326	50,015,773	48,336,326	89,998,615	87,674,310